Deferred revenue	12 Months Ended
Dec. 31, 2015
Deferred Revenue Disclosure [Abstract]
Deferred revenue

(11) Deferred revenue

The summary set forth below represents the balances in deferred revenue as of December 31, 2015 and 2014:

	December 31, 2015	December 31, 2014
Prepaid membership fees	$5,134	$5,382
Enrollment fees	1,555	1,692
Equipment discount	2,968	2,689
Annual membership fees	6,132	5,696
Area development and franchise fees	10,944	8,420

Total deferred revenue	26,733	23,879
Long-term portion of deferred revenue	12,016	9,330

Current portion of deferred revenue	$14,717	$14,549

Equipment deposits received in advance of delivery, placement and customer acceptance as of December 31, 2015 and 2014 were $5,587 and $6,675, respectively and are expected to be recognized as revenue in the next twelve months.